Consolidated Statement of Financial Position ₨ in Thousands, $ in Thousands	Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Assets
Property, plant and equipment	₨ 38,915,236		$ 454,716	₨ 32,210,394
Right of Use Assets	8,821,738		103,080	7,257,692
Intangible assets	696,873		8,143	641,862
Other assets	5,554,925		64,908	4,256,687
Deferred contract costs	5,803		68	9,433
Other investments	1,229,808		14,370	1,203,862
Deferred tax assets	1,397,121		16,325	1,197,320
Total non-current assets	56,621,504		661,610	46,777,250
Inventories	3,959,492		46,266	3,393,317
Trade and other receivables, net	14,843,921		173,448	14,103,185
Contract assets	24,063		281	26,536
Deferred contract costs	139,245		1,627	161,845
Prepayments for current assets	831,802		9,719	685,529
Restricted cash	453,800		5,303	440,445
Other Bank Deposits	1,306,816		15,270	1,288,700
Cash and cash equivalents	4,997,210		58,391	4,105,489
Total current assets	26,556,349		310,305	24,205,046
Total assets	83,177,853		971,915	70,982,296
Equity
Share capital	4,353,846		50,874	1,846,146
Compulsorily convertible debentures	3,405,833		39,796	2,723,924
Share premium	19,780,298		231,128	19,732,786
Share based payment reserve	250,621		2,928	352,514
Other components of equity	144,014		1,683	44,186
Accumulated deficit	(7,804,069)		(91,189)	(6,625,962)
Total equity attributable to equity holders of the Company	20,130,543		235,220	18,073,594
Liabilities
Borrowings	28,224,971		329,803	23,349,863
Lease liabilities	3,616,928		42,263	2,662,988
Employee benefits	200,871	[1]	2,347	159,949	[1]
Contract liabilities	3,289,882		38,442	3,053,428
Other liabilities	51,842		606	53,945
Total non-current liabilities	35,384,494		413,461	29,280,173
Borrowings	7,148,910		83,533	6,665,085
Lease Liabilities	193,310		2,259	379,851
Bank overdraft	326,327		3,813	486,888
Trade and other payable	17,171,482		200,645	14,012,773
Contract liabilities	2,822,787		32,984	2,083,932
Total current liabilities	27,662,816		323,234	23,628,529
Total liabilities	63,047,310		736,695	52,908,702
Total equity and liabilities	₨ 83,177,853		$ 971,915	₨ 70,982,296

[1]	Represents provision based on Actuarial Valuation.